UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2016

Date of reporting period:  June 30, 2016

Item 1. Schedule of Investments.

Smith Group Large Cap Core Growth Fund
Schedule of Investments
June 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%
Consumer Discretionary - 12.4%
Coach, Inc.	29,600	$1,205,904
Gentex Corp.	74,800	1,155,660
Home Depot, Inc.	9,000	1,149,210
Starbucks Corp.	19,800	1,130,976
Wyndham Worldwide Corp.	16,700	1,189,541
		5,831,291
Consumer Staples - 9.9%
Campbell Soup Co.	17,900	1,190,887
Clorox Co.	8,300	1,148,637
Sysco Corp.	22,900	1,161,946
Wal-Mart Stores, Inc.	15,900	1,161,018
		4,662,488
Energy - 9.9%
Chevron Corp.	11,200	1,174,096
Exxon Mobil Corp.	12,610	1,182,061
Helmerich & Payne, Inc.	17,790	1,194,243
SM Energy Co.	40,300	1,088,100
		4,638,500
Financials - 11.9%
Bank of New York Mellon Corp.	29,600	1,149,960
Discover Financial Services	22,200	1,189,698
SunTrust Banks, Inc.	28,500	1,170,780
Travelers Companies, Inc.	10,200	1,214,208
Voya Financial, Inc.	35,000	866,600
		5,591,246
Health Care - 17.1%
C.R. Bard, Inc.	5,000	1,175,800
Centene Corp. *	16,600	1,184,742
Gilead Sciences, Inc.	12,600	1,051,092
Hologic, Inc. *	31,700	1,096,820
Johnson & Johnson	9,700	1,176,610
McKesson Corp.	6,410	1,196,427
Quintiles Transnational Holdings, Inc. *	17,600	1,149,632
		8,031,123
Industrials - 12.3%
C.H. Robinson Worldwide, Inc.	15,600	1,158,300
Cintas Corp.	12,300	1,206,999
General Dynamics Corp.	8,500	1,183,540
Parker-Hannifin Corp.	10,300	1,112,915
USG Corp. *	42,600	1,148,496
		5,810,250
Information Technology - 22.4%
Adobe Systems, Inc. *	12,400	1,187,796
Aspen Technology, Inc. *	29,400	1,183,056
Cadence Design Systems, Inc. *	48,800	1,185,840
Cisco Systems, Inc.	41,200	1,182,028
Citrix Systems, Inc. *	14,300	1,145,287
Facebook, Inc., Class A *	10,200	1,165,656
FactSet Research Systems, Inc.	7,400	1,194,508
Red Hat, Inc. *	15,600	1,132,560
Take-Two Interactive Software, Inc. *	31,500	1,194,480
		10,571,211
Telecommunication Services - 2.5%
CenturyLink, Inc.	40,400	1,172,004

Total Common Stocks
(Cost $41,013,869)		46,308,113

Total Investments - 98.4%
(Cost $41,013,869)		46,308,113
Other Assets and Liabilities, Net - 1.6%		740,949
Total Net Assets - 100.0%		$47,049,062

* Non-income producing security.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$46,308,113	$-	$-	$46,308,113
Total Investments	$46,308,113	$-	$-	$46,308,113

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2016, the Fund recognized no transfers to/from any levels.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Smith Group Large Cap Core Growth Fund
Cost of investments	$41,013,869
Gross unrealized appreciation	6,323,294
Gross unrealized depreciation	(1,029,050)
Net unrealized appreciation	$5,294,244

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date  August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  August 25, 2016

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  August 25, 2016